SPDR® SERIES TRUST

SPDR Portfolio Large Cap ETF

(the “Fund”)

Supplement dated February 28, 2019 to the Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective March 1, 2019, the Prospectus and SAI are revised as follows:

1)	The “PORTFOLIO MANAGERS” section on page 9 of the Prospectus is replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and John Law.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

John Law, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2016.

2)	The portfolio managers table beginning on page 45 of the Prospectus is revised in accordance with the new portfolio management team listed in item 1 above.

3)	The portfolio managers table beginning on page 27 of the SAI is revised in accordance with the new portfolio management team listed in item 1 above.

4)	All references to Eric Viliott in the Prospectus and SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03012019SUP1

SPDR® SERIES TRUST

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P Regional Banking ETF

(each a “Fund”, collectively, the “Funds”)

Supplement dated February 28, 2019 to the Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective March 1, 2019, the Prospectus and SAI are revised as follows:

1)	The “PORTFOLIO MANAGERS” section for the SPDR S&P 500 Fossil Fuel Reserves Free ETF on page 39 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and John Law.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

John Law, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2016.

2)	The “PORTFOLIO MANAGERS” section for the SPDR S&P 400 Mid Cap Growth ETF on page 49 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Juan Acevedo.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

3)	The “PORTFOLIO MANAGERS” section for the SPDR S&P 400 Mid Cap Value ETF on page 54 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Juan Acevedo.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

4)	The “PORTFOLIO MANAGERS” section for the SPDR S&P Regional Banking ETF on page 96 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Kala O’Donnell.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Kala O’Donnell is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

5)

The portfolio managers table beginning on page 232 of the Prospectus is revised in accordance with the new portfolio management teams listed in items 1-4 above. In addition, the following biography for Mr. Acevedo is added beneath the portfolio managers table on page 233 of the Prospectus:

Juan Acevedo is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for managing equity index, smart beta and tax-efficient quantitative strategies for institutional clients and high net worth individuals. Prior to his current role, Mr. Acevedo was a portfolio manager in SSGA’s Implementation Group, where he was responsible for the daily management of active and passive strategies, with an additional focus of mass construction of separate managed accounts. Mr. Acevedo received a Bachelor of Arts in International Business from Providence College. Additionally, he received a Master of Science in Investment Management and a Master of Business Administration with a Finance concentration from the Questrom School of Business at Boston University.

6)	The portfolio managers table beginning on page 42 of the SAI is revised in accordance with the new portfolio management teams listed in items 1-4 above.

7)	The following is added to the “Other Accounts Managed as of June 30, 2018” table beginning on page 43 of the SAI:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Other Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)
Juan Acevedo†,**	101	$448.64	251	$281.41	448	$247.59	$977.64

†	Information for Mr. Acevedo is provided as of December 31, 2018.
*	There are no performance-based fees associated with these accounts.

**	As of December 31, 2018, Mr. Acevedo did not beneficially own any shares of the Funds.

8)	All references to Payal Gupta and David Swallow in the Prospectus and SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03012019SUP2